GOLDMAN SACHS EQUITY INCOME FUND

Schedule of Investments

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 99.7%
Aerospace & Defense – 1.2%
27,645	L3Harris Technologies, Inc.	$ 4,863,308

Air Freight & Logistics – 0.7%
15,548	United Parcel Service, Inc., Class B	2,596,516

Banks – 6.5%
319,426	Bank of America Corp.	8,876,849
93,023	JPMorgan Chase & Co.	12,624,151
128,572	Truist Financial Corp.	3,917,589

		25,418,589

Beverages – 1.5%
60,899	Coca-Cola Co. (The)	3,633,234
32,899	Coca-Cola Europacific Partners PLC (United Kingdom)	2,052,569

		5,685,803

Biotechnology – 2.6%
13,688	Amgen, Inc.	3,020,257
91,567	Gilead Sciences, Inc.	7,045,165

		10,065,422

Capital Markets – 5.6%
7,974	BlackRock, Inc.	5,243,303
72,633	Blackstone, Inc.	6,220,290
50,009	Morgan Stanley	4,088,736
69,542	Nasdaq, Inc.	3,849,150
24,299	Singapore Exchange Ltd. ADR (Singapore)	2,472,545

		21,874,024

Chemicals – 3.5%
16,450	Air Products and Chemicals, Inc.	4,427,353
25,758	Linde PLC	9,109,574

		13,536,927

Commercial Services & Supplies – 1.9%
52,978	Republic Services, Inc.	7,503,274

Communications Equipment – 2.1%
164,981	Cisco Systems, Inc.	8,194,606

Construction & Engineering – 0.7%
90,185	Vinci SA ADR (France)	2,564,861

Shares	Description	Value

Common Stocks – (continued)
Consumer Finance – 1.1%
27,704	American Express Co.	$ 4,392,746

Consumer Staples Distribution & Retail – 2.3%
19,291	Target Corp.	2,525,771
43,598	Walmart, Inc.	6,403,238

		8,929,009

Containers & Packaging – 0.5%
59,454	International Paper Co.	1,750,326

Diversified Telecommunication Services – 1.6%
386,492	AT&T, Inc.	6,079,519

Electric Utilities – 3.1%
109,915	NextEra Energy, Inc.	8,074,356
60,382	Xcel Energy, Inc.	3,942,341

		12,016,697

Electrical Equipment – 2.4%
53,945	Eaton Corp. PLC	9,488,926

Electronic Equipment, Instruments & Components – 0.9%
29,847	TE Connectivity Ltd.	3,655,661

Entertainment – 0.7%
19,697	Electronic Arts, Inc.	2,521,216

Financial Services – 0.8%
14,898	Visa, Inc., Class A	3,292,905

Food Products – 2.3%
35,223	Archer-Daniels-Midland Co.	2,488,505
44,528	General Mills, Inc.	3,747,476
75,181	Kraft Heinz Co. (The)	2,873,418

		9,109,399

Ground Transportation – 0.9%
17,623	Norfolk Southern Corp.	3,668,756

Health Care Equipment & Supplies – 1.9%
36,791	Abbott Laboratories	3,752,682
29,728	Zimmer Biomet Holdings, Inc.	3,785,564

		7,538,246

GOLDMAN SACHS EQUITY INCOME FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – 2.4%
80,827	CVS Health Corp.	$ 5,498,661
7,815	UnitedHealth Group, Inc.	3,807,780

		9,306,441

Health Care REITs – 1.4%
120,878	Healthpeak Properties, Inc. REIT	2,412,725
69,926	Ventas, Inc. REIT	3,016,608

		5,429,333

Hotels, Restaurants & Leisure – 3.0%
25,995	McDonald’s Corp.	7,411,435
34,503	Yum! Brands, Inc.	4,440,191

		11,851,626

Household Products – 1.7%
37,046	Colgate-Palmolive Co.	2,755,481
27,898	Procter & Gamble Co. (The)	3,975,465

		6,730,946

Industrial Conglomerates – 1.1%
22,383	Honeywell International, Inc.	4,288,583

Insurance – 2.5%
41,856	Allstate Corp. (The)	4,539,283
29,444	Marsh & McLennan Cos., Inc.	5,099,112

		9,638,395

IT Services – 1.1%
13,829	Accenture PLC, Class A	4,230,568

Machinery – 2.9%
25,421	Caterpillar, Inc.	5,230,371
27,757	Illinois Tool Works, Inc.	6,071,288

		11,301,659

Media – 2.3%
59,010	Comcast Corp., Class A	2,322,044
86,770	New York Times Co. (The), Class A	3,073,393
39,707	Omnicom Group, Inc.	3,501,760

		8,897,197

Metals & Mining – 1.2%
80,300	Rio Tinto PLC ADR (Australia)	4,741,715

Shares	Description	Value

Common Stocks – (continued)
Multi-Utilities – 3.8%
58,242	Ameren Corp.	$ 4,721,679
68,466	CMS Energy Corp.	3,969,659
46,461	Dominion Energy, Inc.	2,336,059
57,453	National Grid PLC ADR (United Kingdom)(a)	3,984,365

		15,011,762

Oil, Gas & Consumable Fuels – 7.2%
78,492	ConocoPhillips	7,794,256
25,171	EOG Resources, Inc.	2,700,596
115,648	Exxon Mobil Corp.	11,816,913
15,237	Pioneer Natural Resources Co.	3,038,867
48,129	Shell PLC ADR (Netherlands)	2,695,224

		28,045,856

Personal Care Products – 0.3%
51,461	Kenvue, Inc.*	1,291,157

Pharmaceuticals – 7.1%
136,399	AstraZeneca PLC ADR (United Kingdom)	9,968,039
145,717	Bristol-Myers Squibb Co.	9,390,003
19,828	Eli Lilly & Co.	8,515,333

		27,873,375

Residential REITs – 1.1%
25,178	AvalonBay Communities, Inc. REIT	4,380,468

Retail REITs – 0.7%
50,430	Regency Centers Corp. REIT	2,837,696

Semiconductors & Semiconductor Equipment – 3.3%
7,739	KLA Corp.	3,428,300
97,768	Marvell Technology, Inc.	5,718,450
22,261	Texas Instruments, Inc.	3,870,743

		13,017,493

Software – 3.4%
6,954	Intuit, Inc.	2,914,561
12,478	Microsoft Corp.	4,097,650
57,499	Oracle Corp.	6,091,444

		13,103,655

Specialized REITs – 2.0%
19,148	American Tower Corp. REIT	3,531,657

GOLDMAN SACHS EQUITY INCOME FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Specialized REITs – (continued)
43,430	Digital Realty Trust, Inc. REIT	$ 4,449,838

		7,981,495

Specialty Retail – 2.4%
67,100	Foot Locker, Inc.	1,698,972
20,247	Lowe’s Cos., Inc.	4,072,279
34,332	Ross Stores, Inc.	3,557,482

		9,328,733

Technology Hardware, Storage & Peripherals – 1.0%
90,041	Dell Technologies, Inc., Class C	4,034,737

Textiles, Apparel & Luxury Goods – 0.6%
56,413	Tapestry, Inc.	2,257,648

Trading Companies & Distributors – 1.4%
104,403	Fastenal Co.	5,622,102

Water Utilities – 1.0%
26,090	American Water Works Co., Inc.	3,768,701

TOTAL COMMON STOCKS (Cost $334,426,792)		$389,718,077

Shares	Dividend Rate	Value

Investment Company – 0.1%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
243,361	5.003%	$ 243,361
(Cost $243,361)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $334,670,153)		$389,961,438

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.0%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
3,847,890	5.003%	$ 3,847,890
(Cost $3,847,890)

TOTAL INVESTMENTS – 100.8% (Cost $338,518,043)		$393,809,328

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.8)%		(2,863,868)

NET ASSETS – 100.0%		$390,945,460

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS FOCUSED VALUE FUND

Schedule of Investments

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 96.5%
Aerospace & Defense – 2.0%
5,133	L3Harris Technologies, Inc.	$ 902,997

Banks – 7.4%
51,457	Bank of America Corp.	1,429,990
13,618	JPMorgan Chase & Co.	1,848,099

		3,278,089

Biotechnology – 3.6%
16,861	Gilead Sciences, Inc.	1,297,285
3,079	Neurocrine Biosciences, Inc.*	275,663

		1,572,948

Capital Markets – 6.2%
2,517	BlackRock, Inc.	1,655,053
13,390	Morgan Stanley	1,094,767

		2,749,820

Construction Materials – 2.9%
3,179	Martin Marietta Materials, Inc.	1,265,369

Consumer Staples Distribution & Retail – 3.6%
10,900	Walmart, Inc.	1,600,883

Containers & Packaging – 2.6%
22,476	Ball Corp.	1,149,872

Diversified Telecommunication Services – 2.6%
73,994	AT&T, Inc.	1,163,926

Electric Utilities – 2.9%
17,322	NextEra Energy, Inc.	1,272,474

Financial Services – 1.9%
13,627	PayPal Holdings, Inc.*	844,738

Ground Transportation – 2.8%
5,951	Norfolk Southern Corp.	1,238,879

Health Care Equipment & Supplies – 6.7%
29,681	Boston Scientific Corp.*	1,527,978
11,077	Zimmer Biomet Holdings, Inc.	1,410,545

		2,938,523

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – 2.5%
16,194	CVS Health Corp.	$ 1,101,678

Household Products – 3.3%
19,733	Colgate-Palmolive Co.	1,467,741

Industrial Conglomerates – 4.3%
18,577	General Electric Co.	1,886,123

Interactive Media & Services – 4.9%
17,713	Alphabet, Inc., Class A*	2,176,396

Machinery – 4.9%
5,830	Caterpillar, Inc.	1,199,522
12,938	Stanley Black & Decker, Inc.	969,962

		2,169,484

Metals & Mining – 2.0%
25,941	Freeport-McMoRan, Inc.	890,814

Multi-Utilities – 2.9%
15,900	Ameren Corp.	1,289,013

Oil, Gas & Consumable Fuels – 6.8%
13,056	ConocoPhillips	1,296,461
16,689	Exxon Mobil Corp.	1,705,282

		3,001,743

Pharmaceuticals – 4.9%
33,259	Bristol-Myers Squibb Co.	2,143,210

Residential REITs – 1.9%
4,846	AvalonBay Communities, Inc. REIT	843,107

Semiconductors & Semiconductor Equipment – 4.0%
30,298	Marvell Technology, Inc.	1,772,130

Software – 5.0%
9,929	Salesforce, Inc.*	2,217,940

Specialty Retail – 3.9%
16,692	Ross Stores, Inc.	1,729,625

TOTAL COMMON STOCKS (Cost $41,510,244)		$42,667,522

GOLDMAN SACHS FOCUSED VALUE FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 0.5%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
213,433	5.003%	$ 213,433
(Cost $213,433)

TOTAL INVESTMENTS – 97.0% (Cost $41,723,677)		$42,880,955

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.0%		1,352,889

NET ASSETS – 100.0%		$44,233,844

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
REIT	— Real Estate Investment Trust

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 99.2%
Aerospace & Defense – 1.5%
36,495	L3Harris Technologies, Inc.	$ 6,420,200

Automobile Components – 1.0%
46,486	Aptiv PLC*	4,094,487

Banks – 7.0%
421,257	Bank of America Corp.	11,706,732
112,324	JPMorgan Chase & Co.	15,243,490
20,839	M&T Bank Corp.	2,483,175

		29,433,397

Beverages – 1.2%
81,666	Coca-Cola Co. (The)	4,872,194

Biotechnology – 2.0%
84,728	Gilead Sciences, Inc.	6,518,972
21,311	Neurocrine Biosciences, Inc.*	1,907,974

		8,426,946

Broadline Retail – 1.1%
37,740	Amazon.com, Inc.*	4,550,689

Capital Markets – 4.7%
12,109	BlackRock, Inc.	7,962,273
77,558	Morgan Stanley	6,341,142
99,993	Nasdaq, Inc.	5,534,613

		19,838,028

Chemicals – 2.5%
38,870	Ashland, Inc.	3,299,286
20,469	Linde PLC	7,239,066

		10,538,352

Commercial Services & Supplies – 0.7%
22,582	Waste Connections, Inc.	3,085,830

Communications Equipment – 0.5%
13,335	Arista Networks, Inc.*	2,218,144

Construction Materials – 1.5%
16,236	Martin Marietta Materials, Inc.	6,462,577

Consumer Finance – 1.2%
31,645	American Express Co.	5,017,631

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples Distribution & Retail – 2.9%
20,827	Target Corp.	$ 2,726,879
66,050	Walmart, Inc.	9,700,764

		12,427,643

Containers & Packaging – 0.9%
77,894	Ball Corp.	3,985,057

Diversified Telecommunication Services – 1.8%
478,976	AT&T, Inc.	7,534,292

Electric Utilities – 2.8%
99,130	NextEra Energy, Inc.	7,282,090
66,257	Xcel Energy, Inc.	4,325,919

		11,608,009

Electrical Equipment – 1.8%
43,774	Eaton Corp. PLC	7,699,847

Electronic Equipment, Instruments & Components – 0.8%
21,128	Keysight Technologies, Inc.*	3,418,510

Financial Services – 4.2%
23,994	Berkshire Hathaway, Inc., Class B*	7,703,994
78,433	Fidelity National Information Services, Inc.	4,280,089
89,689	PayPal Holdings, Inc.*	5,559,821

		17,543,904

Food Products – 1.4%
149,798	Kraft Heinz Co. (The)	5,725,280

Gas Utilities – 1.0%
36,277	Atmos Energy Corp.	4,182,013

Ground Transportation – 2.3%
30,161	Norfolk Southern Corp.	6,278,917
11,023	Old Dominion Freight Line, Inc.	3,421,980

		9,700,897

Health Care Equipment & Supplies – 4.9%
127,349	Boston Scientific Corp.*	6,555,926
11,039	Cooper Cos., Inc. (The)	4,101,320
31,377	Edwards Lifesciences Corp.*	2,642,885
58,303	Zimmer Biomet Holdings, Inc.	7,424,304

		20,724,435

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – 2.3%
50,515	Centene Corp.*	$ 3,152,641
95,403	CVS Health Corp.	6,490,266

		9,642,907

Household Products – 1.5%
87,393	Colgate-Palmolive Co.	6,500,291

Industrial Conglomerates – 1.7%
72,616	General Electric Co.	7,372,702

Insurance – 1.8%
31,142	Allstate Corp. (The)	3,377,350
42,277	Globe Life, Inc.	4,362,141

		7,739,491

Interactive Media & Services – 5.1%
84,830	Alphabet, Inc., Class A*	10,423,062
34,283	Meta Platforms, Inc., Class A*	9,075,396
214,714	Snap, Inc., Class A*	2,190,083

		21,688,541

Life Sciences Tools & Services – 0.5%
8,307	Waters Corp.*	2,086,885

Machinery – 3.3%
24,064	Caterpillar, Inc.	4,951,168
14,668	Illinois Tool Works, Inc.	3,208,332
76,083	Stanley Black & Decker, Inc.	5,703,942

		13,863,442

Media – 1.1%
53,566	Omnicom Group, Inc.	4,723,986

Metals & Mining – 1.4%
176,044	Freeport-McMoRan, Inc.	6,045,351

Multi-Utilities – 1.9%
70,151	Ameren Corp.	5,687,141
39,307	CMS Energy Corp.	2,279,020

		7,966,161

Oil, Gas & Consumable Fuels – 7.4%
47,738	Chesapeake Energy Corp.	3,592,285
62,777	ConocoPhillips	6,233,756
35,786	EOG Resources, Inc.	3,839,480

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
131,497	Exxon Mobil Corp.	$ 13,436,363
31,356	Hess Corp.	3,971,865

		31,073,749

Passenger Airlines – 0.9%
75,497	United Airlines Holdings, Inc.*	3,583,465

Personal Care Products – 0.3%
55,634	Kenvue, Inc.*	1,395,857

Pharmaceuticals – 5.6%
79,591	AstraZeneca PLC ADR (United Kingdom)	5,816,510
134,465	Bristol-Myers Squibb Co.	8,664,925
60,261	Johnson & Johnson	9,344,071

		23,825,506

Residential REITs – 1.4%
34,876	AvalonBay Communities, Inc. REIT	6,067,726

Semiconductors & Semiconductor Equipment – 3.0%
7,088	KLA Corp.	3,139,913
102,505	Marvell Technology, Inc.	5,995,518
51,906	Micron Technology, Inc.	3,539,989

		12,675,420

Software – 5.0%
8,061	Adobe, Inc.*	3,367,805
69,695	Oracle Corp.	7,383,488
36,237	Salesforce, Inc.*	8,094,621
16,389	Zscaler, Inc.*	2,220,382

		21,066,296

Specialized REITs – 0.8%
18,146	American Tower Corp. REIT	3,346,848

Specialty Retail – 2.2%
133,417	Foot Locker, Inc.	3,378,119
58,886	Ross Stores, Inc.	6,101,767

		9,479,886

Technology Hardware, Storage & Peripherals – 1.1%
99,023	Dell Technologies, Inc., Class C	4,437,221

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – 1.2%
123,886	Tapestry, Inc.	$ 4,957,918

TOTAL COMMON STOCKS (Cost $378,973,458)		$419,048,011

Shares	Dividend Rate	Value

Investment Company – 0.1%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
569,818	5.003%	$ 569,818
(Cost $569,818)

TOTAL INVESTMENTS – 99.3% (Cost $379,543,276)		$419,617,829

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		3,000,789

NET ASSETS – 100.0%		$422,618,618

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 98.9%
Aerospace & Defense – 2.3%
35,703	L3Harris Technologies, Inc.	$ 6,280,872
7,441	TransDigm Group, Inc.	5,756,730
121,320	Woodward, Inc.	12,788,341

		24,825,943

Automobile Components – 0.4%
51,364	Aptiv PLC*	4,524,141

Banks – 3.0%
207,181	Citizens Financial Group, Inc.	5,341,126
159,099	East West Bancorp, Inc.	7,612,887
106,150	M&T Bank Corp.	12,648,834
129,562	Pinnacle Financial Partners, Inc.	6,303,192

		31,906,039

Beverages – 1.6%
268,826	Coca-Cola Europacific Partners PLC (United Kingdom)	16,772,054

Biotechnology – 1.6%
24,983	Biogen, Inc.*	7,405,211
80,134	BioMarin Pharmaceutical, Inc.*	6,966,850
25,967	Sarepta Therapeutics, Inc.*	3,209,521

		17,581,582

Building Products – 1.8%
84,448	Allegion PLC	8,845,084
61,923	Trane Technologies PLC	10,107,691

		18,952,775

Capital Markets – 3.8%
341,587	Carlyle Group, Inc. (The)	9,362,900
18,453	MSCI, Inc.	8,682,690
234,872	Nasdaq, Inc.	13,000,165
115,843	Raymond James Financial, Inc.	10,466,415

		41,512,170

Chemicals – 4.0%
195,948	Ashland, Inc.	16,632,066
73,862	Celanese Corp.	7,683,125
178,347	Corteva, Inc.	9,539,781

Shares	Description	Value

Common Stocks – (continued)
Chemicals – (continued)
72,354	PPG Industries, Inc.	$ 9,499,357

		43,354,329

Communications Equipment – 3.3%
74,068	Motorola Solutions, Inc.	20,881,251
1,538,424	Viavi Solutions, Inc.*	15,138,092

		36,019,343

Construction Materials – 2.3%
61,046	Martin Marietta Materials, Inc.	24,298,750

Consumer Finance – 0.8%
89,288	Discover Financial Services	9,173,449

Consumer Staples Distribution & Retail – 1.9%
432,551	Grocery Outlet Holding Corp.*	12,422,865
141,000	Performance Food Group Co.*	7,795,890

		20,218,755

Containers & Packaging – 1.6%
333,837	Ball Corp.	17,079,101

Electric Utilities – 2.3%
120,687	Eversource Energy	8,355,161
257,213	Xcel Energy, Inc.	16,793,437

		25,148,598

Electrical Equipment – 3.2%
137,031	AMETEK, Inc.	19,879,087
51,607	Rockwell Automation, Inc.	14,377,710

		34,256,797

Electronic Equipment, Instruments & Components – 1.4%
91,481	Keysight Technologies, Inc.*	14,801,626

Entertainment – 2.0%
93,456	Electronic Arts, Inc.	11,962,368
85,069	Live Nation Entertainment, Inc.*	6,800,416
272,762	Warner Bros Discovery, Inc.*	3,076,755

		21,839,539

Financial Services – 3.0%
192,455	Fidelity National Information Services, Inc.	10,502,269

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financial Services – (continued)
77,726	Jack Henry & Associates, Inc.	$ 11,883,528
154,711	Voya Financial, Inc.	10,489,406

		32,875,203

Food Products – 1.6%
117,623	McCormick & Co., Inc.	10,083,820
462,850	Utz Brands, Inc.	7,613,882

		17,697,702

Ground Transportation – 1.9%
44,473	Old Dominion Freight Line, Inc.	13,806,198
23,968	Saia, Inc.*	6,810,747

		20,616,945

Health Care Equipment & Supplies – 3.5%
47,665	Cooper Cos., Inc. (The)	17,708,977
160,547	Zimmer Biomet Holdings, Inc.	20,444,055

		38,153,032

Health Care Providers & Services – 1.7%
77,899	AmerisourceBergen Corp.	13,254,515
87,258	Centene Corp.*	5,445,772

		18,700,287

Health Care REITs – 0.8%
197,374	Ventas, Inc. REIT	8,514,714

Hotels, Restaurants & Leisure – 3.0%
206,670	Las Vegas Sands Corp.*	11,393,717
166,456	Yum! Brands, Inc.	21,421,223

		32,814,940

Household Durables – 0.9%
86,110	Lennar Corp., Class A	9,224,103

Independent Power and Renewable Electricity Producers – 1.3%
703,987	AES Corp. (The)	13,896,703

Industrial REITs – 1.8%
249,374	Americold Realty Trust, Inc. REIT	7,306,658
70,420	EastGroup Properties, Inc. REIT	11,591,836

		18,898,494

Shares	Description	Value

Common Stocks – (continued)
Insurance – 6.5%
125,591	Allstate Corp. (The)	$ 13,620,344
47,011	American Financial Group, Inc.	5,277,925
215,433	Arch Capital Group Ltd.*	15,015,680
64,739	Arthur J Gallagher & Co.	12,969,164
86,236	Globe Life, Inc.	8,897,831
3,454	Markel Group, Inc.*	4,541,077
232,576	Unum Group	10,105,427

		70,427,448

Interactive Media & Services – 0.7%
223,513	Match Group, Inc.*	7,711,199

Life Sciences Tools & Services – 1.1%
3,561	Mettler-Toledo International, Inc.*	4,707,179
22,581	West Pharmaceutical Services, Inc.	7,556,280

		12,263,459

Machinery – 7.5%
68,854	Chart Industries, Inc.*	7,555,350
92,467	Cummins, Inc.	18,901,180
263,478	Fortive Corp.	17,155,053
205,033	ITT, Inc.	15,615,313
198,353	Stanley Black & Decker, Inc.	14,870,524
64,462	Xylem, Inc.	6,459,092

		80,556,512

Metals & Mining – 2.4%
188,525	ATI, Inc.*	6,519,194
101,214	Freeport-McMoRan, Inc.	3,475,689
170,844	Steel Dynamics, Inc.	15,700,564

		25,695,447

Multi-Utilities – 4.3%
239,911	Ameren Corp.	19,449,585
183,883	CMS Energy Corp.	10,661,536
185,761	WEC Energy Group, Inc.	16,226,223

		46,337,344

Office REITs – 1.6%
148,683	Alexandria Real Estate Equities, Inc. REIT	16,869,573

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 3.0%
52,539	Cheniere Energy, Inc.	$ 7,343,376
101,824	Chesapeake Energy Corp.	7,662,256
171,969	Devon Energy Corp.	7,927,771
429,564	Marathon Oil Corp.	9,519,138

		32,452,541

Passenger Airlines – 0.6%
137,626	United Airlines Holdings, Inc.*	6,532,418

Personal Care Products – 0.3%
143,839	Kenvue, Inc.*	3,608,921

Residential REITs – 2.9%
92,050	AvalonBay Communities, Inc. REIT	16,014,859
123,284	Equity LifeStyle Properties, Inc. REIT	7,787,850
221,643	Invitation Homes, Inc. REIT	7,509,265

		31,311,974

Retail REITs – 0.7%
126,080	Regency Centers Corp. REIT	7,094,522

Semiconductors & Semiconductor Equipment – 2.4%
271,774	Marvell Technology, Inc.	15,896,061
101,232	MKS Instruments, Inc.	9,850,886

		25,746,947

Software – 1.5%
94,606	DocuSign, Inc.*	5,335,779
136,791	Dynatrace, Inc.*	6,974,973
8,388	HubSpot, Inc.*	4,344,900

		16,655,652

Specialized REITs – 1.6%
223,997	CubeSmart REIT	9,954,427
247,008	VICI Properties, Inc. REIT	7,639,957

		17,594,384

Specialty Retail – 3.3%
27,979	Burlington Stores, Inc.*	4,209,721
190,972	Foot Locker, Inc.	4,835,411
23,794	RH*	5,829,054

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – (continued)
200,615	Ross Stores, Inc.	$ 20,787,726

		35,661,912

Trading Companies & Distributors – 1.0%
104,940	Fastenal Co.	5,651,019
14,766	United Rentals, Inc.	4,928,743

		10,579,762

Water Utilities – 0.7%
50,336	American Water Works Co., Inc.	7,271,035

TOTAL COMMON STOCKS (Cost $999,405,965)		$1,068,028,164

Shares	Dividend Rate	Value

Investment Company – 1.0%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
10,283,779	5.003%	$ 10,283,779
(Cost $10,283,779)

TOTAL INVESTMENTS – 99.9% (Cost $1,009,689,744)		$1,078,311,943

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		1,194,246

NET ASSETS – 100.0%		$1,079,506,189

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 98.7%
Aerospace & Defense – 1.9%
218,730	AAR Corp.*	$ 10,960,560
180,687	Ducommun, Inc.*	7,400,940
457,578	Kratos Defense & Security Solutions, Inc.*	6,012,575
134,762	Moog, Inc., Class A	13,100,214

		37,474,289

Automobile Components – 0.8%
333,121	Adient PLC*	11,222,846
708,010	American Axle & Manufacturing Holdings, Inc.*	4,779,068

		16,001,914

Banks – 14.5%
93,191	Amalgamated Financial Corp.	1,325,176
341,147	Ameris Bancorp	10,766,599
792,431	Associated Banc-Corp.	11,735,903
323,853	Atlantic Union Bankshares Corp.	8,277,683
273,157	Banner Corp.	11,819,503
217,419	Berkshire Hills Bancorp, Inc.	4,446,218
208,617	Community Bank System, Inc.	10,314,024
411,782	ConnectOne Bancorp, Inc.	5,592,000
549,614	CVB Financial Corp.	6,600,864
862,734	Eastern Bankshares, Inc.	9,360,664
312,575	FB Financial Corp.	8,333,249
289,644	First Financial Bankshares, Inc.	7,501,780
342,787	First Merchants Corp.	9,066,716
188,238	German American Bancorp, Inc.	5,195,369
268,934	Glacier Bancorp, Inc.	7,750,678
426,152	Hancock Whitney Corp.	15,567,333
291,139	Heritage Financial Corp.	4,760,123
498,324	Home BancShares, Inc.	10,699,016
189,487	Independent Bank Corp.	8,363,956
39,141	Independent Bank Group, Inc.	1,306,135
193,029	Lakeland Financial Corp.	9,695,847
217,425	NBT Bancorp, Inc.	7,294,609
479,204	OceanFirst Financial Corp.	6,804,697
222,253	Origin Bancorp, Inc.	6,323,098
519,178	Pacific Premier Bancorp, Inc.	9,776,122
213,634	Pinnacle Financial Partners, Inc.	10,393,294
373,355	Renasant Corp.	9,752,033
242,746	SouthState Corp.	15,176,480

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
139,827	Stock Yards Bancorp, Inc.	$ 5,858,751
346,180	Towne Bank	8,045,223
244,779	TriCo Bancshares	7,970,004
581,992	United Community Banks, Inc.	13,158,839
399,678	Washington Federal, Inc.	10,395,625

		279,427,611

Beverages – 0.8%
1,199,443	Primo Water Corp.	15,436,831

Biotechnology – 4.4%
262,976	Agios Pharmaceuticals, Inc.*	6,648,033
274,804	Alkermes PLC*	7,950,080
44,224	Apellis Pharmaceuticals, Inc.*	3,796,630
149,174	Arcus Biosciences, Inc.*	3,064,034
163,394	Cytokinetics, Inc.*	6,158,320
406,181	Iovance Biotherapeutics, Inc.*	3,550,022
213,734	Kura Oncology, Inc.*	2,846,937
732,781	Mersana Therapeutics, Inc.*	5,510,513
361,875	Myriad Genetics, Inc.*	7,982,963
161,862	REGENXBIO, Inc.*	2,788,882
270,473	Relay Therapeutics, Inc.*	3,013,069
239,258	REVOLUTION Medicines, Inc.*	5,964,702
228,868	Sage Therapeutics, Inc.*	11,328,966
308,250	Veracyte, Inc.*	7,977,510
194,755	Xencor, Inc.*	5,277,861

		83,858,522

Broadline Retail – 0.5%
296,839	Macy’s, Inc.	4,034,042
100,322	Ollie’s Bargain Outlet Holdings, Inc.*	5,529,749

		9,563,791

Building Products – 0.9%
155,246	AZZ, Inc.	5,419,638
561,436	Hayward Holdings, Inc.*	6,097,195
307,856	Resideo Technologies, Inc.*	4,934,932

		16,451,765

Capital Markets – 1.2%
375,095	P10, Inc., Class A	3,987,260
77,790	Piper Sandler Cos.	9,908,112

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Capital Markets – (continued)
77,392	PJT Partners, Inc., Class A	$ 5,216,221
81,844	Stifel Financial Corp.	4,548,071

		23,659,664

Chemicals – 2.2%
163,262	Ashland, Inc.	13,857,679
379,894	Avient Corp.	13,866,131
385,701	Element Solutions, Inc.	6,915,619
124,086	Minerals Technologies, Inc.	6,900,422

		41,539,851

Commercial Services & Supplies – 1.2%
186,858	ABM Industries, Inc.	8,251,649
206,843	Deluxe Corp.	3,148,151
69,165	UniFirst Corp.	11,834,823

		23,234,623

Communications Equipment – 0.4%
782,647	Viavi Solutions, Inc.*	7,701,246

Construction & Engineering – 2.7%
332,651	Arcosa, Inc.	21,841,865
48,668	Dycom Industries, Inc.*	4,936,395
284,769	Granite Construction, Inc.	10,305,790
142,492	MasTec, Inc.*	14,442,989

		51,527,039

Construction Materials – 0.7%
409,627	Summit Materials, Inc., Class A*	12,956,502

Consumer Finance – 0.5%
105,973	FirstCash Holdings, Inc.	10,442,579

Consumer Staples Distribution & Retail – 0.1%
100,419	United Natural Foods, Inc.*	2,682,192

Containers & Packaging – 0.8%
105,780	Greif, Inc., Class A	6,357,378
396,553	O-I Glass, Inc.*	8,216,578

		14,573,956

Shares	Description	Value

Common Stocks – (continued)
Diversified Consumer Services – 0.6%
302,131	Adtalem Global Education, Inc.*	$ 12,538,437

Diversified Telecommunication Services – 0.6%
198,860	Iridium Communications, Inc.	11,939,554

Electric Utilities – 2.8%
247,428	ALLETE, Inc.	14,739,286
111,205	IDACORP, Inc.	11,573,105
224,792	MGE Energy, Inc.	16,131,074
225,173	Portland General Electric Co.	10,972,680

		53,416,145

Electronic Equipment, Instruments & Components – 3.4%
172,046	CTS Corp.	7,857,341
219,246	Itron, Inc.*	14,849,531
731,847	Knowles Corp.*	13,158,609
56,659	Rogers Corp.*	8,922,093
189,291	Sanmina Corp.*	10,039,995
726,890	TTM Technologies, Inc.*	9,958,393

		64,785,962

Energy Equipment & Services – 1.4%
1,020,144	NexTier Oilfield Solutions, Inc.*	7,691,886
283,284	Noble Corp. PLC*	10,691,138
199,269	Tidewater, Inc.*	8,929,244

		27,312,268

Financial Services – 1.8%
77,154	Alerus Financial Corp.	1,286,157
1,122,666	MGIC Investment Corp.	16,974,710
409,473	NMI Holdings, Inc., Class A*	10,298,246
89,843	Walker & Dunlop, Inc.	6,575,609

		35,134,722

Food Products – 2.7%
894,552	Hostess Brands, Inc.*	22,256,454
168,739	Simply Good Foods Co. (The)*	6,106,664
294,488	TreeHouse Foods, Inc.*	13,944,007
537,598	Utz Brands, Inc.	8,843,487

		51,150,612

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Gas Utilities – 1.5%
86,965	Chesapeake Utilities Corp.	$ 11,105,431
227,843	ONE Gas, Inc.	18,441,612

		29,547,043

Ground Transportation – 0.8%
57,244	ArcBest Corp.	4,795,902
36,968	Saia, Inc.*	10,504,827

		15,300,729

Health Care Equipment & Supplies – 3.1%
389,224	Avanos Medical, Inc.*	9,535,988
89,298	CONMED Corp.	10,831,848
196,810	Enovis Corp.*	10,377,791
149,975	LivaNova PLC*	6,640,893
222,126	NuVasive, Inc.*	8,476,328
170,858	QuidelOrtho Corp.*	14,546,850

		60,409,698

Health Care Providers & Services – 1.4%
102,102	Acadia Healthcare Co., Inc.*	7,211,464
925,020	NeoGenomics, Inc.*	15,891,844
152,784	Owens & Minor, Inc.*	3,103,043

		26,206,351

Health Care REITs – 1.4%
1,911,400	Physicians Realty Trust REIT	26,109,724

Health Care Technology – 0.7%
421,045	Health Catalyst, Inc.*	4,740,967
687,680	Veradigm, Inc.*	8,100,870

		12,841,837

Hotel & Resort REITs – 2.6%
900,614	Pebblebrook Hotel Trust REIT	12,212,326
1,696,115	RLJ Lodging Trust REIT	17,436,062
229,145	Ryman Hospitality Properties, Inc. REIT	21,019,471

		50,667,859

Hotels, Restaurants & Leisure – 2.6%
182,012	Boyd Gaming Corp.	11,599,625
588,033	International Game Technology PLC	14,424,450

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
367,499	Krispy Kreme, Inc.(a)	$ 5,490,435
171,872	Red Rock Resorts, Inc., Class A	7,835,644
188,495	SeaWorld Entertainment, Inc.*	10,510,481

		49,860,635

Household Durables – 2.1%
163,744	Century Communities, Inc.	10,419,031
67,243	Installed Building Products, Inc.	7,029,583
193,103	Meritage Homes Corp.	22,270,569

		39,719,183

Industrial REITs – 2.4%
710,693	STAG Industrial, Inc. REIT	24,732,116
361,672	Terreno Realty Corp. REIT	22,181,344

		46,913,460

Insurance – 2.9%
102,444	AMERISAFE, Inc.	5,230,790
421,275	CNO Financial Group, Inc.	9,145,880
54,192	Enstar Group Ltd.*	12,755,713
32,195	Hanover Insurance Group, Inc. (The)	3,588,455
47,869	RLI Corp.	5,928,576
195,370	Selective Insurance Group, Inc.	18,898,140

		55,547,554

Interactive Media & Services – 0.2%
240,262	Bumble, Inc., Class A*	3,676,009

IT Services – 0.3%
299,366	Fastly, Inc., Class A*	4,873,678

Leisure Products – 0.5%
528,543	Topgolf Callaway Brands Corp.*	9,022,229

Life Sciences Tools & Services – 0.3%
513,757	Pacific Biosciences of California, Inc.*	6,360,312

Machinery – 5.5%
334,663	Columbus McKinnon Corp.	12,208,506
143,673	EnPro Industries, Inc.	14,522,467
206,894	ESCO Technologies, Inc.	18,620,460
275,901	Federal Signal Corp.	14,619,994

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
235,891	SPX Technologies, Inc.*	$ 18,012,637
100,489	Standex International Corp.	13,685,597
315,646	Terex Corp.	14,636,505

		106,306,166

Media – 1.5%
932,704	Entravision Communications Corp., Class A	3,852,068
229,457	John Wiley & Sons, Inc., Class A	8,260,452
57,550	Nexstar Media Group, Inc.	8,685,446
584,962	TEGNA, Inc.	9,061,061

		29,859,027

Metals & Mining – 2.4%
397,569	ATI, Inc.*	13,747,936
327,275	Commercial Metals Co.	13,991,006
636,441	Constellium SE*	9,482,971
1,674,833	Hecla Mining Co.	8,926,860

		46,148,773

Mortgage Real Estate Investment Trusts (REITs) – 1.3%
554,934	Ladder Capital Corp. REIT	5,288,521
1,044,491	PennyMac Mortgage Investment Trust REIT	12,157,875
1,183,664	TPG RE Finance Trust, Inc. REIT	7,492,593

		24,938,989

Oil, Gas & Consumable Fuels – 4.0%
204,282	Antero Resources Corp.*	4,169,395
53,481	Chord Energy Corp.	7,649,922
873,164	DHT Holdings, Inc.	6,714,631
338,317	Golar LNG Ltd. (Cameroon)*	6,959,181
167,277	Green Plains, Inc.*	4,851,033
406,679	Murphy Oil Corp.	14,152,429
184,753	PBF Energy, Inc., Class A	6,800,758
233,314	Scorpio Tankers, Inc. (Monaco)	10,678,782
329,656	Sitio Royalties Corp., Class A	8,399,635
250,947	SM Energy Co.	6,597,397

		76,973,163

Passenger Airlines – 0.2%
304,496	Spirit Airlines, Inc.	4,631,384

Shares	Description	Value

Common Stocks – (continued)
Professional Services – 3.2%
1,670,059	Alight, Inc., Class A*	$ 14,128,699
197,069	ASGN, Inc.*	12,894,225
109,588	ICF International, Inc.	12,272,760
377,309	KBR, Inc.	22,268,777

		61,564,461

Real Estate Management & Development – 0.6%
811,844	Kennedy-Wilson Holdings, Inc.	12,526,753

Retail REITs – 2.4%
1,199,854	Acadia Realty Trust REIT	15,442,121
231,809	Agree Realty Corp. REIT	14,949,362
1,308,525	SITE Centers Corp. REIT	15,597,618

		45,989,101

Semiconductors & Semiconductor Equipment – 1.8%
354,070	Cohu, Inc.*	13,575,044
125,360	MACOM Technology Solutions Holdings, Inc.*	7,500,289
87,712	Onto Innovation, Inc.*	9,415,883
48,092	Synaptics, Inc.*	4,137,836

		34,629,052

Software – 1.4%
273,256	LiveRamp Holdings, Inc.*	6,651,051
226,751	Smartsheet, Inc., Class A*	11,242,315
245,252	Tenable Holdings, Inc.*	10,052,879

		27,946,245

Specialty Retail – 3.1%
306,634	Academy Sports & Outdoors, Inc.	15,012,801
55,219	Asbury Automotive Group, Inc.*	11,546,845
359,879	Foot Locker, Inc.	9,112,136
86,618	Group 1 Automotive, Inc.	19,359,989
62,518	Signet Jewelers Ltd.	3,969,268

		59,001,039

Textiles, Apparel & Luxury Goods – 0.3%
83,273	Carter’s, Inc.	5,177,082

Trading Companies & Distributors – 1.1%
189,254	Beacon Roofing Supply, Inc.*	12,100,901

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Trading Companies & Distributors – (continued)
84,012	Herc Holdings, Inc.	$ 8,520,497

		20,621,398

Water Utilities – 0.2%
62,832	SJW Group	4,808,533

TOTAL COMMON STOCKS (Cost $1,640,894,986)		$1,900,987,542

Exchange-Traded Fund – 0.6%
97,996	iShares Russell 2000 Value ETF
(Cost $12,860,172)		$ 12,850,215

Shares	Dividend Rate	Value

Investment Company – 0.5%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
9,483,916	5.003%	$ 9,483,916
(Cost $9,483,916)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,663,239,074)		$1,923,321,673

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.0%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
343,914	5.003%	$ 343,914
(Cost $343,914)

TOTAL INVESTMENTS – 99.8% (Cost $1,663,582,988)		$1,923,665,587

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		2,816,569

NET ASSETS – 100.0%		$1,926,482,156

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 98.9%
Aerospace & Defense – 1.8%
17,310	Curtiss-Wright Corp.	$ 2,736,019
22,988	Howmet Aerospace, Inc.	982,737

		3,718,756

Automobile Components – 1.0%
27,874	Adient PLC*	939,075
13,894	Autoliv, Inc. (Sweden)	1,132,361

		2,071,436

Banks – 8.0%
29,522	Ameris Bancorp	931,714
72,867	Associated Banc-Corp.	1,079,160
31,987	Commerce Bancshares, Inc.	1,533,777
16,313	Cullen/Frost Bankers, Inc.	1,634,563
29,134	East West Bancorp, Inc.	1,394,062
31,122	First Financial Bankshares, Inc.	806,060
26,410	Glacier Bancorp, Inc.	761,136
33,298	Hancock Whitney Corp.	1,216,376
22,018	Pinnacle Financial Partners, Inc.	1,071,176
24,917	Prosperity Bancshares, Inc.	1,424,754
21,149	SouthState Corp.	1,322,235
41,793	United Community Banks, Inc.	944,940
32,835	Washington Federal, Inc.	854,038
19,819	Wintrust Financial Corp.	1,259,894

		16,233,885

Beverages – 0.4%
69,910	Primo Water Corp.	899,742

Biotechnology – 1.2%
28,093	Alkermes PLC*	812,730
17,013	Sage Therapeutics, Inc.*	842,144
3,965	United Therapeutics Corp.*	831,619

		2,486,493

Broadline Retail – 0.7%
36,726	Macy’s, Inc.	499,106
16,434	Ollie’s Bargain Outlet Holdings, Inc.*	905,842

		1,404,948

Building Products – 0.3%
33,491	Resideo Technologies, Inc.*	536,861

Shares	Description	Value

Common Stocks – (continued)
Capital Markets – 2.5%
11,166	Cboe Global Markets, Inc.	$ 1,478,602
9,159	Evercore, Inc., Class A	988,714
42,088	Jefferies Financial Group, Inc.	1,265,586
24,828	Stifel Financial Corp.	1,379,692

		5,112,594

Chemicals – 1.9%
24,748	Ashland, Inc.	2,100,610
28,345	Chemours Co. (The)	750,859
12,728	RPM International, Inc.	1,015,567

		3,867,036

Commercial Services & Supplies – 2.2%
82,007	GFL Environmental, Inc. (Canada)	2,963,733
10,600	Tetra Tech, Inc.	1,457,182

		4,420,915

Communications Equipment – 1.9%
51,459	Ciena Corp.*	2,405,194
5,578	F5, Inc.*	823,201
67,455	Viavi Solutions, Inc.*	663,757

		3,892,152

Construction & Engineering – 3.4%
33,611	AECOM	2,623,338
21,301	Arcosa, Inc.	1,398,624
18,413	MasTec, Inc.*	1,866,342
6,319	Quanta Services, Inc.	1,122,128

		7,010,432

Consumer Finance – 0.7%
9,339	FirstCash Holdings, Inc.	920,265
15,427	OneMain Holdings, Inc.	584,066

		1,504,331

Consumer Staples Distribution & Retail – 1.8%
16,771	Albertsons Cos., Inc., Class A	341,457
16,492	BJ’s Wholesale Club Holdings, Inc.*	1,033,224
3,914	Casey’s General Stores, Inc.	883,194
24,254	Performance Food Group Co.*	1,341,004

		3,598,879

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Containers & Packaging – 1.1%
18,607	Crown Holdings, Inc.	$ 1,418,412
30,000	Graphic Packaging Holding Co.	717,000

		2,135,412

Diversified Consumer Services – 0.3%
10,427	Service Corp. International	663,261

Diversified Telecommunication – 0.0%
3,739	GCI Liberty Inc., Class A*(a)	0

Electric Utilities – 2.6%
27,087	ALLETE, Inc.	1,613,573
35,877	Alliant Energy Corp.	1,846,230
18,627	IDACORP, Inc.	1,938,512

		5,398,315

Electrical Equipment – 2.3%
8,466	Hubbell, Inc.	2,391,306
17,996	Regal Rexnord Corp.	2,337,501

		4,728,807

Electronic Equipment, Instruments & Components – 3.1%
97,665	Flex Ltd.*	2,479,714
5,986	Littelfuse, Inc.	1,532,656
22,043	National Instruments Corp.	1,274,085
6,836	Rogers Corp.*	1,076,465

		6,362,920

Energy Equipment & Services – 0.5%
136,316	NexTier Oilfield Solutions, Inc.*	1,027,823

Entertainment – 0.7%
20,232	Liberty Media Corp.-Liberty Formula One, Class C*	1,424,333

Financial Services – 1.5%
91,549	MGIC Investment Corp.	1,384,221
21,511	NMI Holdings, Inc., Class A*	541,002
16,329	Voya Financial, Inc.	1,107,106

		3,032,329

Food Products – 2.5%
23,752	Darling Ingredients, Inc.*	1,505,402

Shares	Description	Value

Common Stocks – (continued)
Food Products – (continued)
71,520	Hostess Brands, Inc.*	$ 1,779,417
19,748	Simply Good Foods Co. (The)*	714,680
23,842	TreeHouse Foods, Inc.*	1,128,919

		5,128,418

Gas Utilities – 1.0%
24,148	ONE Gas, Inc.	1,954,539

Ground Transportation – 1.2%
9,082	ArcBest Corp.	760,890
952	Avis Budget Group, Inc.*	159,736
5,369	Saia, Inc.*	1,525,655

		2,446,281

Health Care Equipment & Supplies – 3.3%
11,710	CONMED Corp.	1,420,423
32,796	DENTSPLY SIRONA, Inc.	1,184,592
24,122	Enovis Corp.*	1,271,953
16,737	LivaNova PLC*	741,114
23,578	QuidelOrtho Corp.*	2,007,431

		6,625,513

Health Care Providers & Services – 1.9%
26,504	Acadia Healthcare Co., Inc.*	1,871,977
28,953	Tenet Healthcare Corp.*	2,061,454

		3,933,431

Health Care REITs – 1.1%
122,595	Healthcare Realty Trust, Inc. REIT	2,281,493

Hotel & Resort REITs – 2.0%
95,888	Park Hotels & Resorts, Inc. REIT	1,240,790
125,774	RLJ Lodging Trust REIT	1,292,957
15,789	Ryman Hospitality Properties, Inc. REIT	1,448,325

		3,982,072

Hotels, Restaurants & Leisure – 4.1%
50,076	Aramark	1,977,001
22,240	Boyd Gaming Corp.	1,417,355
16,771	Hyatt Hotels Corp., Class A	1,802,547
13,584	Marriott Vacations Worldwide Corp.	1,673,820

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
27,438	SeaWorld Entertainment, Inc.*	$ 1,529,943

		8,400,666

Household Durables – 1.5%
11,995	Meritage Homes Corp.	1,383,383
16,486	PulteGroup, Inc.	1,089,395
2,919	TopBuild Corp.*	588,646

		3,061,424

Industrial REITs – 1.9%
44,745	Americold Realty Trust, Inc. REIT	1,311,029
42,949	Terreno Realty Corp. REIT	2,634,062

		3,945,091

Insurance – 4.7%
16,110	American Financial Group, Inc.	1,808,670
22,319	Brown & Brown, Inc.	1,391,143
32,144	CNO Financial Group, Inc.	697,846
22,255	Globe Life, Inc.	2,296,271
6,673	Hanover Insurance Group, Inc. (The)	743,772
14,721	Ryan Specialty Holdings, Inc.*	600,470
20,607	Selective Insurance Group, Inc.	1,993,315

		9,531,487

Interactive Media & Services – 0.4%
12,931	IAC, Inc.*	722,067

Leisure Products – 0.9%
7,884	Brunswick Corp.	595,242
45,244	Mattel, Inc.*	787,698
31,161	Topgolf Callaway Brands Corp.*	531,918

		1,914,858

Life Sciences Tools & Services – 1.2%
15,090	Bruker Corp.	1,042,719
31,427	QIAGEN NV*	1,419,243

		2,461,962

Machinery – 3.2%
27,734	ITT, Inc.	2,112,221
27,316	SPX Technologies, Inc.*	2,085,850

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
32,231	Timken Co. (The)	$ 2,306,128

		6,504,199

Media – 1.3%
24,376	Liberty Media Corp.-Liberty SiriusXM, Class C*	681,553
10,414	Nexstar Media Group, Inc.	1,571,681
29,552	TEGNA, Inc.	457,760

		2,710,994

Metals & Mining – 3.1%
11,526	Alcoa Corp.	365,605
43,677	ATI, Inc.*	1,510,351
43,659	Commercial Metals Co.	1,866,422
9,853	Royal Gold, Inc.	1,220,195
15,264	Steel Dynamics, Inc.	1,402,762

		6,365,335

Mortgage Real Estate Investment Trusts (REITs) – 0.4%
69,475	PennyMac Mortgage Investment Trust REIT	808,689

Oil, Gas & Consumable Fuels – 3.5%
21,366	HF Sinclair Corp.	885,407
57,220	Marathon Oil Corp.	1,267,995
26,157	Murphy Oil Corp.	910,264
54,484	Range Resources Corp.	1,491,227
14,915	Scorpio Tankers, Inc. (Monaco)	682,660
27,743	Targa Resources Corp.	1,887,911

		7,125,464

Passenger Airlines – 0.3%
34,971	Spirit Airlines, Inc.	531,909

Pharmaceuticals – 0.4%
5,959	Jazz Pharmaceuticals PLC*	763,705

Professional Services – 3.5%
107,469	Alight, Inc., Class A*	909,188
22,463	ASGN, Inc.*	1,469,754
70,642	KBR, Inc.	4,169,291
3,511	Paylocity Holding Corp.*	606,525

		7,154,758

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate Management & Development – 0.5%
60,972	Kennedy-Wilson Holdings, Inc.	$ 940,798

Residential REITs – 2.0%
74,918	American Homes 4 Rent, Class A REIT	2,568,189
24,510	Equity LifeStyle Properties, Inc. REIT	1,548,297

		4,116,486

Retail REITs – 1.3%
46,459	Regency Centers Corp. REIT	2,614,248

Semiconductors & Semiconductor Equipment – 2.1%
8,233	First Solar, Inc.*	1,670,970
20,507	MKS Instruments, Inc.	1,995,536
11,287	Wolfspeed, Inc.*	542,227

		4,208,733

Software – 2.6%
6,586	BILL Holdings, Inc.*	682,178
17,738	Dynatrace, Inc.*	904,461
10,141	Procore Technologies, Inc.*	613,226
19,176	Smartsheet, Inc., Class A*	950,746
23,156	Tenable Holdings, Inc.*	949,164
66,830	UiPath, Inc., Class A*	1,195,589

		5,295,364

Specialized REITs – 1.3%
59,789	CubeSmart REIT	2,657,023

Specialty Retail – 2.3%
29,186	Academy Sports & Outdoors, Inc.	1,428,947
8,881	AutoNation, Inc.*	1,162,700
29,906	Foot Locker, Inc.	757,220
5,913	Group 1 Automotive, Inc.	1,321,615

		4,670,482

Textiles, Apparel & Luxury Goods – 1.4%
8,453	Capri Holdings Ltd.*	296,700
1,838	Deckers Outdoor Corp.*	873,050
43,935	Tapestry, Inc.	1,758,279

		2,928,029

Shares	Description	Value

Common Stocks – (continued)
Trading Companies & Distributors – 2.1%
50,153	Core & Main, Inc., Class A*	$ 1,341,091
13,197	Herc Holdings, Inc.	1,338,440
12,295	WESCO International, Inc.	1,689,087

		4,368,618

TOTAL COMMON STOCKS (Cost $195,829,721)		$201,685,796

Shares	Dividend Rate	Value

Investment Company – 0.8%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,539,897	5.003%	$ 1,539,897
(Cost $1,539,897)

TOTAL INVESTMENTS – 99.7% (Cost $197,369,618)		$203,225,693

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		752,113

NET ASSETS – 100.0%		$203,977,806

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of May 31, 2023:

EQUITY INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$2,472,545	$—	$—
Europe	21,265,058	—	—
North America	361,238,759	—	—
Oceania	4,741,715	—	—
Investment Company	243,361	—	—
Securities Lending Reinvestment Vehicle	3,847,890	—	—

Total	$393,809,328	$—	$—

FOCUSED VALUE FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
North America	$42,667,522	$—	$—
Investment Company	213,433	—	—

Total	$42,880,955	$—	$—

LARGE CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$5,816,510	$—	$—
North America	413,231,501	—	—
Investment Company	569,818	—	—

Total	$419,617,829	$—	$—

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MID CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$16,772,054	$—	$—
North America	1,051,256,110	—	—
Investment Company	10,283,779	—	—

Total	$1,078,311,943	$—	$—

SMALL CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$6,959,181	$—	$—
Europe	10,678,782	—	—
North America	1,883,349,579	—	—
Investment Company	9,483,916	—	—
Exchange-Traded Fund	12,850,215	—	—
Securities Lending Reinvestment Vehicle	343,914	—	—

Total	$1,923,665,587	$—	$—

SMALL/MID CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$1,815,021	$—	$—
North America	199,870,775	—	—	(b)
Investment Company	1,539,897	—	—

Total	$203,225,693	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

(b)	Amount includes valuations of Russian investments for which GSAM has determined include significant unobservable inputs as of May 31, 2023. To the extent that the same positions were held as of the Fund’s prior fiscal year end, August 31, 2022, they were classified as Level 3.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

D. Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Government Money Market Fund, an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of May 31, 2023, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable. Each of the Funds and BNYM received compensation relating to the lending of the Funds’ securities.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be pronounced.

Foreign Custody Risk — The Funds may invest in foreign securities, and as such the Funds may hold such securities and cash with foreign banks, agents, and securities depositories appointed by each Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risks — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risk — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Focused Value Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.